Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Receivables
Receivables Expiry date	None
Property, plant and equipment and intangibles	$ 3,210,000	$ 2,522,000
Property, plant and equipment and intangibles Expiry date
Financing cost	$ 3,480,000	4,262,000
Financing cost Expiry date	2042 to 2046
Inventory	$ 800,000	1,614,000
Inventory Expiry date	None
Allowance for doubtful accounts
Allowance for doubtful accounts Expiry date
Warrant liability	$ 156,000	3,036,000
Warrant liability Expiry date
Allowable capital losses	$ 38,000	37,000
Allowable capital losses Expiry date
Non-capital losses available for future periods	$ 77,257,000	61,858,000
Non-capital losses available for future periods Expiry date
Canada [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods	$ 49,918,000	38,258,000
Non-capital losses available for future periods Expiry date
Israel [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods	$ 27,339,000	$ 23,600,000
Non-capital losses available for future periods Expiry date
United States [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods
Non-capital losses available for future periods Expiry date
Bottom of range [member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Receivables			$ 775,000
Receivables Expiry date		None
Property, plant and equipment and intangibles			3,284,000
Property, plant and equipment and intangibles Expiry date		None
Financing cost			5,106,000
Financing cost Expiry date		2041
Inventory			1,989,000
Inventory Expiry date		None
Allowance for doubtful accounts			715,000
Allowance for doubtful accounts Expiry date		None
Warrant liability			2,177,000
Warrant liability Expiry date		None
Allowable capital losses			39,000
Allowable capital losses Expiry date		None
Non-capital losses available for future periods			43,437,000
Bottom of range [member] | Canada [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods			25,285,000
Non-capital losses available for future periods Expiry date		2026
Bottom of range [member] | Israel [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods			18,117,000
Non-capital losses available for future periods Expiry date		None
Bottom of range [member] | United States [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods			35,000
Non-capital losses available for future periods Expiry date		None
Top of range [member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Receivables			0
Receivables Expiry date		None
Property, plant and equipment and intangibles			0
Property, plant and equipment and intangibles Expiry date		None
Financing cost Expiry date		2045
Inventory			0
Inventory Expiry date		None
Allowance for doubtful accounts			0
Allowance for doubtful accounts Expiry date		None
Warrant liability			0
Warrant liability Expiry date		None
Allowable capital losses			0
Allowable capital losses Expiry date		None
Top of range [member] | Canada [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods Expiry date		2042
Top of range [member] | Israel [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods			0
Non-capital losses available for future periods Expiry date		None
Top of range [member] | United States [Member]
Income Taxes (Details) - Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses [Line Items]
Non-capital losses available for future periods			$ 0
Non-capital losses available for future periods Expiry date		None